MFS(R) CASH RESERVE FUND
                          MFS(R) MUNICIPAL INCOME FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) GLOBAL EQUITY FUND*
                          MFS(R) EMERGING GROWTH FUND*
                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) GLOBAL GROWTH FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                                MFS(R) BOND FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                              MFS(R) RESEARCH FUND*
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                         MFS(R) GLOBAL GOVERNMENTS FUND
                           MFS(R) STRATEGIC VALUE FUND
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                          MFS(R) STRATEGIC INCOME FUND
                              MFS(R) UTILITIES FUND
                          MFS(R) LIMITED MATURITY FUND*
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            VERTEXSM CONTRARIAN FUND
                           VERTEXSM INTERNATIONAL FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                           MFS(R) LARGE CAP VALUE FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                          MFS(R) HIGH QUALITY BOND FUND
                           MFS(R) MID CAP GROWTH FUND*
                      MFS(R) UNION STANDARD(R) EQUITY FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                      MFS(R) INTERNATIONAL INVESTORS TRUST
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                          MFS(R) STRATEGIC GROWTH FUND*
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                             MFS(R) CORE GROWTH FUND
                                MFS(R) VALUE FUND
                            MFS(R) NEW DISCOVERY FUND
                             MFS(R) TECHNOLOGY FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                 MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND
                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND
                               MFS(R) INCOME FUND
                             MFS(R) HIGH YIELD FUND
                           MFS(R) EUROPEAN EQUITY FUND
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                            MFS(R) JAPAN EQUITY FUND
                            MFS(R) NEW ENDEAVOR FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                        MFS(R) GEMINI LARGE CAP U.S. FUND
                             MFS(R) GEMINI U.K. FUND
                          MFS(R) MULTI CAP GROWTH FUND
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                          MFS(R) INTERNATIONAL ADR FUND
                       MFS(R) GLOBAL HEALTH SCIENCES FUND
                      MFS(R) GLOBAL FINANCIAL SERVICES FUND
                     MFS(R) GLOBAL CONSERVATIVE EQUITY FUND
                      MFS(R) MUNICIPAL SERIES STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

            Supplement to Current Statement of Additional Information


The following changes to each Fund's Statement of Additional Information ("SAI"), Part II, are effective March 30, 2001:

1) The following paragraph is added as the last paragraph under the caption "Principal Share Characteristics - Class A Shares:"

          In addition, purchases made under the following four categories are not subject to an initial sales charge; however, a CDSC of 1% will be deducted from redemption proceeds if the redemption is made within 12 months of purchase:

     o Investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended (referred to as ERISA), if, prior to July 1, 1996 the plan had established an account with MFSC; and

               the sponsoring organization had demonstrated to the satisfaction of MFD that either;

                    +    The employer had at least 25 employees; or

                    + The total purchases by the retirement plan of Class A shares of the MFS Family of Funds (the MFS Funds) would be in the amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

     o Investment in Class A shares by certain retirement plans subject to ERISA, if

               The retirement plan and/or sponsoring organization participates in the MFS Corporate Plan Services 401(k) Plan or any similar recordkeeping system made available by MFSC (referred to as the MFS participant recordkeeping system);

               The plan established an account with MFSC between July 1, 1996 and March 30, 2001;

               The total purchases by the retirement plan (or by multiple plans maintained by the same plan sponsor) of Class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;

     o Investments in Class A shares by certain retirement plans subject to ERISA, if

               The plan established an account with MFSC between July 1, 1996 and March 30, 2001; and

               The plan has, at the time of purchase, either alone or in aggregate with other plans maintained by the same plan sponsor, a market value of $500,000 or more invested in shares of any class of classes of the MFS Funds.

               The retirement plans will qualify under this category only if the plans or their sponsoring organization informs MFSC prior to the purchases that the plans have a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; MFSC has no obligation independently to determine whether such plans qualify under this category.

     o Investment in class A shares by certain retirement plans subject to ERISA, if

               The plan established an account with MFSC between July 1, 1997 and December 31, 1999;

               The plan records are maintained on a pooled basis by MFSC; and

               The sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

2) The following paragraph is added after the first paragraph under the caption "Administrative Services Arrangements" under the caption "Waiver of Class A Sales Charges - Retirement Plans" in Appendix A to Part II of the
     SAI:

               Shares acquired by retirement plans whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and whose third party administrator or dealer has entered into an administrative services agreement with MFD or one of its affiliates under which MFD or one of its affiliates performs certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one of its affiliates.

3) The following paragraphs replace the paragraph under the caption "Reinvestment Proceeds from Class B Shares" under the caption "Waiver of Class A Sales Charges - Retirement Plans" in Appendix A to Part II of the
     SAI:

     o    Reinvestment of Redemption Proceeds from Class B Shares

               Shares acquired by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and whose account application was received by MFD on or prior to March 30, 2001 where the purchase represents the immediate reinvestment of proceeds from the plan's redemption of its Class B shares of the MFS Funds and is equal to or exceeds $500,000, either alone or in aggregate with the current market value of the plan's existing Class A shares; or

               Shares acquired by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and whose account application is received by MFD on or after April 2, 2001 where the purchase represents the immediate reinvestment of proceeds from the plan's redemption of its Class B shares of the MFS Funds and is equal to or exceeds $1,000,000, either alone or in aggregate with the current market value of the plan's existing Class A shares.

4) The following paragraphs replace the paragraphs under the caption "401(a) Plans and ESP Plans" under the caption "Waiver of Class A Sales Charges - Shares redeemed on account of distributions made under the following circumstances" in Appendix A to Part II of the SAI:

     o    401(a) Plans and ESP Plans

               where the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

               where the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to, MFSC that the retirement plan (or multiple plans maintained by the same plan sponsor) has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of either $500,000 or more (applies only when the certification was received by MFSC on or prior to March 30, 2001) or $1,000,000 or more (applies only when the certification is received by MFSC on or after April 2, 2001), invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;

5) The following paragraph is inserted after the first paragraph under the caption "Class A Shares" in Appendix B to Part II of the SAI:

               The following commission structure applies to all sales made prior to April 2, 2001; provided, however, that with respect to retirement plans whose sponsoring organizations subscribe to the MFS Participant Recordkeeping System, the following commission structure applies to all sales to such plans for which account applications were received by MFD on or prior to March 30, 2001. In certain cases, commissions may not be paid or may be reduced.

6) The following paragraph is inserted after the last paragraph under the caption "Class A Shares" in Appendix B to Part II of the SAI:

               The following commission structure applies to all sales made on or after April 2, 2001; provided, however, that with respect to retirement plans whose sponsoring organizations subscribe to the MFS Participant Recordkeeping System, the following commission structure applies to all sales to such plans for which account applications are received by MFD on or on or after April 2, 2001. In certain cases, commissions may not be paid or may be reduced.

               Purchases Subject to a CDSC (but not an Initial Sales Charge). For purchases of Class A shares subject to a CDSC, MFD pays commissions to dealers on new investments made through such dealers as follows:

        Commission
        Paid by MFD
        To Dealers            Cummulative Purchase Amount

        1.00%                 On the first $1,000,000 to $4,000,000, plus
        0.50%                 Over $4,000,000 to $25,000,000, plus
        0.25%                 Over $25,000,000

               Dealers will become eligible to receive the ongoing Rule 12b-1 service fee with respect to such shares commencing in the thirteenth month following purchase.


                  The date of this Supplement is March 30, 2001

*El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.